Others (Tables)	6 Months Ended
Jun. 30, 2026
Others [Abstract]
Schedule of gearing ratios	As of December 31, 2025 and June 30, 2026, the Group’s gearing ratios are as follows:

	December 31, 2025	June 30, 2026
Total liabilities	$38,875	$37,681
Total equity	$153,095	$156,939
Gearing ratio	0.25	0.24

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2025	June 30, 2026
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$125,976	$125,621
Current financial assets at amortized cost	36,300	36,400
Accounts receivable	7,567	5,955
Other receivables	358	423
Non-current financial assets at amortized cost	10,173	15,122
Guarantee deposits paid	193	170
	$180,567	$183,691

	December 31, 2025	June 30, 2026
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$419	$27
Financial liabilities at amortized cost
Other payables (including related parties)	$12,903	$13,457
Lease liabilities	$683	$644
Except for those listed in the table below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values.

	December 31, 2025
		Fair value
Financial assets:	Book value	Level 1	Level 2	Level 3
Financial assets at amortized cost
US Treasury	$10,173	$10,070	$—	$—

	June 30, 2026
		Fair value
Financial assets:	Book value	Level 1	Level 2	Level 3
Financial assets at amortized cost
US Treasury	$15,122	$14,969	$—	$—

Schedule of significant financial assets and liabilities denominated in foreign currencies	The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: JPY, RMB and EUR). The information of and sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2025
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$252,844	0.0318	$8,040	$8,040	1%	$80
EUR:USD	403	1.1740	473	473	1%	5
JPY:USD	406,761	0.0064	2,603	2,603	1%	26
USD:RMB	327	6.9907	2,286	327	1%	3
Financial liabilities
Monetary items
EUR:USD	240	1.1740	282	282	1%	3
USD:JPY	98	156.52	15,339	98	1%	1

	June 30, 2026
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$85,431	0.0314	$2,683	$2,683	1%	$27
EUR:USD	338	1.1393	385	385	1%	4
JPY:USD	561,048	0.0062	3,478	3,478	1%	35
USD:JPY	314	162.25	50,947	314	1%	3
Financial liabilities
Monetary items
EUR:USD	223	1.1393	254	254	1%	3
USD:JPY	66	162.25	10,709	66	1%	1

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2025	June 30, 2026
Not past due	$7,124	$5,783
Up to 30 days	75	69
31 to 90 days	149	65
91 to 180 days	286	89
Over 181 days	114	125
Less: Allowance for expected credit losses	(181)	(176)
	$7,567	$5,955
As of December 31, 2025 and June 30, 2026, the provision matrix is as follows:

December 31, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.2%	0.15%~15.58%	0.31%~33.48%	0.63%~100%	100%
Total book value	$7,124	$75	$149	$286	$114	$7,748
Loss allowance	3	6	38	20	114	181

June 30, 2026	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.02%	4.04%~6.63%	12.74%~20.36%	18.79%~95.36%	100%
Total book value	$5,783	$69	$65	$89	$125	$6,131
Loss allowance	1	3	10	37	125	176

Schedule of financial assets	Financial assets at fair value through profit or loss

	December 31, 2025	June 30, 2026
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$—
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Six months ended June 30,
	2025	2026
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$9	$26
Financial assets at amortized cost

	December 31, 2025	June 30, 2026
Current items:
Time deposits with maturities over three months	$36,300	$36,400
Non-current items:
US Treasury	$10,173	$15,122
A.Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Six months ended June 30,
	2025	2026
Interest income from financial assets at amortized cost	$772	$897
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of June 30, 2026, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.As at December 31, 2025 and June 30, 2026, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $46,473 and $51,522, respectively.
D.The Group has no financial assets at amortized cost pledged to others.
E.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

Accounts receivable
At December 31, 2025	$181
Provision for impairment	363
Write-offs	(368)
At June 30, 2026	$176

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2025	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$419	$—
Other payables (including related parties)	12,903	—	—
Lease liabilities (Note)	456	240	—

Non-derivative financial liabilities: June 30, 2026	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$27	$—
Other payables (including related parties)	13,457	—	—
Lease liabilities (Note)	489	168	—
Note. The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the assets and liabilities is as follows:

December 31, 2025	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$419	$—	$—	$419

June 30, 2026	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$—	$—	$27	$27

Schedule of significant unobservable inputs used in fair value measurement of liabilities	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at June 30, 2026	Valuation technique	unobservable input	Relationship of inputs to fair value
Compound instrument:
Warrant liabilities	$27	Monte Carlo Simulation Model	Volatility	The higher the volatility, the higher the fair value
			Probability of completion of the proposed going-private transaction	The higher the probability of completion, the lower the fair value

Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The following is the effect of profit or loss from financial liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			June 30, 2026
			Recognized in profit or loss
	Input	Change	Favourable change	Unfavourable change
Warrant liabilities
	Volatility	±1%	$3	$(3)
	Probability of completion of the proposed going-private transaction	±1%	$1	$(1)